Schedule of Investments (unaudited)	iShares® MSCI Mexico ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 1.0%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	5,951,205	$9,289,450

Auto Components — 0.4%
Nemak SAB de CV(a)(c)	18,468,871	4,194,805

Banks — 13.9%
Banco del Bajio SA(c)	5,106,160	12,596,431
Grupo Financiero Banorte SAB de CV, Class O	12,987,161	84,196,635
Grupo Financiero Inbursa SAB de CV, Class O(a)	13,078,666	26,641,788
Regional SAB de CV(b)	1,710,400	9,912,768
		133,347,622
Beverages — 10.5%
Arca Continental SAB de CV	2,760,129	18,763,632
Coca-Cola Femsa SAB de CV	1,653,478	9,904,653
Fomento Economico Mexicano SAB de CV	9,645,910	72,259,166
		100,927,451
Building Products — 0.4%
Grupo Rotoplas SAB de CV	2,689,971	3,917,307

Capital Markets — 0.7%
Bolsa Mexicana de Valores SAB de CV	3,520,687	6,484,841

Chemicals — 1.8%
Orbia Advance Corp. SAB de CV	6,358,742	17,075,761

Construction & Engineering — 1.2%
Operadora de Sites Mexicanos SA de CV(b)	8,958,546	11,862,489

Construction Materials — 4.9%
Cemex SAB de CV, NVS(a)	82,452,329	38,795,181
GCC SAB de CV	1,241,200	8,650,339
		47,445,520
Consumer Finance — 0.7%
Gentera SAB de CV	9,047,477	6,955,531

Equity Real Estate Investment Trusts (REITs) — 5.2%
Concentradora Fibra Danhos SA de CV	3,509,354	4,263,543
Fibra Uno Administracion SA de CV	19,409,400	20,493,754
Macquarie Mexico Real Estate Management SA de CV(c)	5,885,058	7,843,554
PLA Administradora Industrial S. de RL de CV	5,909,804	8,843,461
Prologis Property Mexico SA de CV	3,423,002	8,948,627
		50,392,939
Food & Staples Retailing — 11.5%
Grupo Comercial Chedraui SA de CV	1,901,300	5,269,984
La Comer SAB de CV	3,748,371	7,252,761
Wal-Mart de Mexico SAB de CV(b)	26,388,033	97,571,564
		110,094,309
Food Products — 5.1%
Gruma SAB de CV, Class B	1,316,540	15,644,219
Grupo Bimbo SAB de CV, Series A	8,904,904	29,284,082
Grupo Herdez SAB de CV	2,379,624	3,638,266
		48,566,567
Hotels, Restaurants & Leisure — 0.9%
Alsea SAB de CV(a)	3,990,966	8,547,507

Household Products — 1.6%
Kimberly-Clark de Mexico SAB de CV, Class A	9,862,654	15,269,687
Security	Shares	Value

Industrial Conglomerates — 2.9%
Alfa SAB de CV, Class A	19,261,800	$14,798,324
Grupo Carso SAB de CV, Series A1	3,137,120	12,925,945
		27,724,269
Insurance — 0.8%
Qualitas Controladora SAB de CV	1,538,420	7,719,264

Media — 3.0%
Grupo Televisa SAB, CPO	14,146,447	28,953,476

Metals & Mining — 5.4%
Grupo Mexico SAB de CV, Series B	8,266,786	40,833,021
Industrias Penoles SAB de CV	960,073	11,290,815
		52,123,836
Pharmaceuticals — 0.7%
Genomma Lab Internacional SAB de CV, Class B	6,415,313	6,470,565

Real Estate Management & Development — 1.0%
Corp Inmobiliaria Vesta SAB de CV	4,589,949	9,356,914

Road & Rail — 0.5%
Grupo Traxion SAB de CV(a)(b)(c)	2,883,000	4,743,352

Transportation Infrastructure — 8.6%
Grupo Aeroportuario del Centro Norte SAB de CV	1,889,605	13,661,843
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,149,449	32,269,313
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,192,235	26,046,159
Promotora y Operadora de Infraestructura SAB de CV	1,534,280	10,537,772
		82,515,087
Wireless Telecommunication Services — 16.3%
America Movil SAB de CV, Series L, NVS	148,371,218	156,886,514

Total Common Stocks — 99.0%
(Cost: $1,147,254,182)		950,865,063

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	13,290,308	13,290,308
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	970,000	970,000
		14,260,308
Total Short-Term Securities — 1.5%
(Cost: $14,258,936)		14,260,308

Total Investments in Securities — 100.5%
(Cost: $1,161,513,118)		965,125,371

Liabilities in Excess of Other Assets — (0.5)%		(4,813,379)

Net Assets — 100.0%		$960,311,992

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Mexico ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,378,609	$7,912,705	(a)	$—	$(1,345)	$339	$13,290,308	13,290,308	$23,095	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	790,000	(a)	—	—	—	970,000	970,000	683		—
					$(1,345)	$339	$14,260,308		$23,778		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mexican Bolsa Index	223	06/17/22	$5,881	$55,193

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Mexico ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$950,865,063	$—	$—	$950,865,063
Money Market Funds	14,260,308	—	—	14,260,308
	$965,125,371	$—	$—	$965,125,371
Derivative financial instruments(a)
Assets
Futures Contracts	$55,193	$—	$—	$55,193

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

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